INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of components of income tax provision (benefit)
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Current tax provision	$2,024,388	$1,945,499	$1,706,830
Current tax recovery	(4,974,763)	-	-
Deferred	11,526	56,968	(89,079)
Total	$(2,938,849)	$2,002,467	$1,617,751

Schedule of summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Non-current:
Provision for doubtful accounts	$247,324	$191,913	$263,613
Depreciation expense	-	51,050	54,613
Total	$247,324	$242,963	$318,226

Schedule of effective tax rate for the year
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
China Income tax statutory rate	25.0%	25.0%	25.0%
Non-deductible items in China	2.3%	0.2%	1.9%
Foreign loss not recognized in China	69.0%	-	-
Effect of tax reversal for previous years	(166.3)%	-	-
Effective tax rate	(70.0)%	25.2%	26.9%